SCHEDULE I - CONDENSED PARENT ONLY FINANCIAL INFORMATION OF ADVANTAGE SOLUTIONS INC.	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I - CONDENSED PARENT ONLY FINANCIAL INFORMATION OF ADVANTAGE SOLUTIONS INC.

SCHEDULE I

ADVANTAGE SOLUTIONS INC.

CONDENSED PARENT ONLY FINANCIAL INFORMATION

OF ADVANTAGE SOLUTIONS INC.

CONDENSED BALANCE SHEETS

	December 31,
(in thousands)	2019	2018
ASSETS
Investment in subsidiaries	$1,577,799	$1,592,464

Total assets	$1,577,799	$1,592,464

LIABILITIES AND STOCKHOLDER’S EQUITY
Equity attributable to stockholder of Advantage Solutions Inc.
Common stock authorized, 1,000 shares of $0.01 par value; issued and outstanding 125 shares as of December 31, 2019 and 2018	—	—
Additional paid-in capital	2,337,491	2,336,287
Accumulated deficit	(745,295)	(724,123)
Loans to Karman Topco L.P.	(6,244)	(6,050)
Accumulated other comprehensive loss	(8,153)	(13,650)

Total equity attributable to stockholder of Advantage Solutions Inc.	1,577,799	1,592,464
Equity attributable to noncontrolling interest	—	—

Total stockholder’s equity	1,577,799	1,592,464

Total liabilities and stockholder’s equity	1,577,799	1,592,464

See notes to condensed financial statements

SCHEDULE I

ADVANTAGE SOLUTIONS INC.

CONDENSED PARENT ONLY FINANCIAL INFORMATION

OF ADVANTAGE SOLUTIONS INC.

CONDENSED STATEMENTS OF OPERATIONS

Year Ended December 31,
(in thousands)	2019	2018	2017
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Selling, general, and administrative expenses	—	—	—
Depreciation and amortization	—	—	—

Total expenses	—	—	—

Operating income	—	—	—
Interest expense, net	—	—	—

Income before income taxes and equity in net income of subsidiaries	—	—	—
Provision for income taxes	—	—	—

Net income before equity in net income of subsidiaries	—	—	—
Less: net income attributable to noncontrolling interests	—	—	—

Equity in net (loss) income of subsidiaries	(21,172)	(1,157,332)	386,405
Other comprehensive income (loss), net tax equity in comprehensive income (loss) of Subsidiaries	5,497	(8,961)	7,793

Total comprehensive (loss) income	$(15,675)	$(1,166,293)	$394,198

See notes to condensed financial statements

ADVANTAGE SOLUTIONS INC.

CONDENSED PARENT ONLY FINANCIAL INFORMATION

OF ADVANTAGE SOLUTIONS INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

1. Basis of Presentation

In the parent company only financial statements, Advantage Solutions Inc.’s (“Parent”) investment in subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries during the years ended December 31, 2019 and 2018. The accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. A condensed statement of cash flows was not presented because Parent’s operating activities have no cash impact and there were no investing or financing cash flow activities during the years ended December 31, 2019, 2018, and 2017. This information should be read in conjunction with the accompanying Consolidated Financial Statements.

2. Credit Agreement Restrictions

Pursuant to the terms of the First Lien Credit Agreement and Second Lien Credit Agreement discussed in Note 7, Debt, of the Notes to the Consolidated Financial Statements, the Parent’s subsidiaries have restrictions on their ability to pay dividends or make intercompany loans and advances to the Parent. Since the restricted net assets of the Parent’s subsidiaries exceed 25% of the consolidated net assets of the Parent and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X.

The First Lien Credit Agreement includes restrictions on the ability of Karman Intermediate Corp. (“Holdings”) to conduct activities other than as a passive holding company, and on the ability of Advantage Sales & Marketing Inc. (the “Borrower”) and its restricted subsidiaries to, among other things, incur liens and indebtedness, make investments, acquisitions and dispositions, make dividends, distributions or payments in respect of junior debt, merge or make other fundamental changes or enter into transactions with affiliates, in each case subject to certain financial limits and other exceptions. These covenants are subject to a number of exceptions, including an exception that permits unlimited distributions if the Borrower’s senior secured net leverage ratio is equal to or less than 6.00:1.00. As of December 31, 2019, and 2018, the Borrower did not meet such leverage ratio.

The Second Lien Credit Agreement contains restrictive covenants that are substantially the same as those in the First Lien Credit Agreement, with exceptions that are generally the same as, but more lenient than, those in the First Lien Credit Agreement. As a result of these restrictions, the Parent’s subsidiaries held approximately $1,499.8 million and $1,519.3 million of restricted net assets as of December 31, 2019 and 2018, respectively.